BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Policies)	12 Months Ended
Dec. 31, 2020
BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS
Basis of preparation

4.1 - Basis of preparation and measurement

The preparation of the financial statements requires the use of certain critical accounting estimates and, also, the exercise of judgment by the Company's Management, in the process of applying the accounting policy. Those transactions, disclosures or balances that require a higher level of judgment, which are more complex and for which assumptions and estimates are significant, are disclosed in Note 5. The disclosure of the accounting practice is included the respective Explanatory Notes.

The financial statements were prepared based on the historical cost, except for certain financial instruments measured at their fair values. The historical cost is generally based on the fair value of the consideration paid on the date of the transactions and the fair value is the price that would be received for the sale of an asset or paid for the transfer of a liability in an organized transaction between market participants on the measurement date , regardless of whether that price is directly observable or estimated using another valuation technique.

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB).

Functional currency and currency presented in the financial statements

4.2 - Functional and presentation currency of the financial statements

These financial statements are presented in Reais, which is Eletrobras' functional currency. The financial statements are presented in thousands of reais, rounded to the nearest number, unless otherwise stated.

Basis of consolidation and investments in subsidiaries, joint ventures and associates

4.5 - Basis of consolidation and investments in subsidiaries, joint ventures and associates

For the consolidated financial statements, the subsidiaries are fully consolidated from the date on which control is held by the Company and consolidation is interrupted from the date on which the Company ceases to have control.

When necessary, the financial statements of the subsidiaries, jointly controlled and associated companies are adjusted to adapt their accounting policies to those adopted by the Company.

Subsidiaries, jointly controlled companies and associates are substantially domiciled in Brazil.

a) Subsidiaries

Control is determined when the entity is exposed or is entitled to variable returns arising from its involvement with another entity and has the ability to interfere in those returns due to the power it exercises.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

All transactions, balances, revenues, costs and expenses between the Company's subsidiaries are eliminated in full in the consolidated financial statements.

	31/12/2020		31/12/2019
	Participation		Participation
	Direct	Indiret	Direct	Indiret
Subsidiaries
Eletronuclear	99.95%	—	99.91%	—
CGT Eletrosul (a)	99.89%	—	99.99%	—
Chesf	99.58%	—	99.58%	—
Furnas	99.56%	—	99.56%	—
Eletronorte	99.66%	—	99.48%	—
Eletropar	83.71%	—	83.71%	—
Chuí IX (b)	—	—	99.99%	—
Hermenegildo I (b)	—	—	99.99%	—
Hermenegildo II (b)	—	—	99.99%	—
Hermenegildo III (b)	—	—	99.99%	—
Santa Vitoria do Palmar (b)	—	—	78.00%	—
Eletrosul (a)	—	—	99.88%	—
Brasil Ventos Energia	—	99.56%	—	99.56%
Transenergia Goiás	—	99.44%	—	99.44%
Amazonas GT (c)	—	99.48%	100.00%	—
Livramento Holding	—	78.00%	—	78.00%
Transmissora Delmiro Gouveia (TDG) (d)	—	—	—	100.00%
Geribatu I	—	—	—	100.00%
Geribatu II	—	—	—	100.00%
Geribatu III	—	—	—	100.00%
Geribatu IV	—	—	—	100.00%
Geribatu V	—	—	—	100.00%
Geribatu VI	—	—	—	100.00%
Geribatu VII	—	—	—	100.00%
Geribatu VIII	—	—	—	100.00%
Geribatu IX	—	—	—	100.00%
Geribatu X	—	—	—	100.00%
Transmissora Sul Brasileira de Energia (TSBE) (e)	—	—	—	99.88%
Chuí Holding (b)	—	—	—	78.00%

Complexo Eólico Pindaí I
Angical 2 Energia	—	99.96%	—	99.96%
Caititu 2 Energia	—	99.96%	—	99.96%
Caititu 3 Energia	—	99.96%	—	99.96%
Carcará Energia	—	99.96%	—	99.96%
Corrupião 3 Energia	—	99.96%	—	99.96%
Teiú 2 Energia	—	99.95%	—	99.95%
Acauã Energia	—	99.93%	—	99.93%
Arapapá Energia	—	99.90%	—	99.90%

Complexo Eólico Pindaí II
Coqueirinho 2 Energia	—	99.98%	—	99.98%
Papagaio Energia	—	99.96%	—	99.96%

Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia	—	83.01%	—	83.01%

Joint operations (consortiums)
Consórcio Cruzeiro do Sul	—	49.00%	—	49.00%

(a)In January 2020, Eletrosul was merged into CGTEE. The resulting company was renamed CGT Eletrosul - Companhia de Geração e Transmissão de Energia Elétrica do Sul do Brasil;

(b)In November 2020, the transfer of all the shares held by Eletrobras was completed, see note 44.4;

(c)In March 2020, the shares of Amazonas GT were transferred to Eletronorte, through the settlement of accounts receivable and payable between related parties, thus making Amazonas GT an indirect subsidiary of Eletrobras;

(d)In May 2020, TDG was incorporated by Chesf; and

(e)In December 2020, TSBE was merged into CGT Eletrosul.

The subsidiary CGT Eletrosul has a joint operation, resulting from a 49% interest in the Cruzeiro do Sul Consortium, which operates the HPP Governador Jayme Canet Junior, in Telêmaco Borba / Ortigueira (PR), in commercial operation since 2012, for the term of 30 years. CGT Eletrosul (and Eletrobras, in its consolidated statements) is entitled to a  proportional  participation in the revenues and assumes a proportional share of the expenses of the joint operation.

(b) Investments in associates

Associates are all entities over which the Company has significant influence, and which is not a subsidiary or jointly controlled company.

(c) Jointly-owned subsidiaries

A joint business is one in which two or more parties have joint control established by contract, and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

Cash and cash equivalents	Cash and cash equivalents include cash, bank deposits, other highly liquid short-term investments with original maturities of up to three months and with an insignificant risk of change in value.
Restricted box	Restricted cash is made up of funds raised by the respective funds that are used exclusively to comply with its regulatory provisions, measured at fair value, and are not available to the Company.
Securities

They are initially measured at fair value and, subsequently, measured at fair value through profit or loss because they are substantially investments in Brazilian federal public securities, except for the participation certicates that are measured by the amortized cost.

Decommissioning fund

The decommissioning fund is a financial asset measured at fair value through profit or loss, in which financial gains and losses are recognized in the financial result item, in view of the portfolio of the Banco do Brasil Financial Fund for decommissioning containing public bonds linked to the variation of the US dollar currency. Monthly, the financial income incurred during the year is subject to due taxation of income tax at source.

Customers

Accounts receivable from customers are accounted for on an accrual basis, and are initially recognized at fair value and subsequently measured at amortized cost less the allowance for doubtful accounts. The amounts are written off from the provision and recognized as adefinitive loss when there is no longer an expectation of recovering funds.

Accounts receivable are normally settled in a period of up to 45 days, which is why the book values represent substantially the fair values on the accounting closing dates.

The Company adopted the simplified approach to calculate the expected credit loss, as mentioned in note 5.6.

Financing and loans receivable

Loans receivable are financial assets initially recognized at fair value, subsequently measured at amortized cost, with fixed or determinable payments and an average interest rate, weighted by the balance of the portfolio, of 5.55% per year. The book value of these loans and financing receivable is reduced by an account reducing the expected credit loss for doubtful accounts. The Company adopted an individual analysis to calculate the expected credit loss. The constitution and reversal of the ECL is recorded in the income for the year as Operating Provisions.

Shareholder compensation

This group of accounts is used to account for credits referring to dividends and interest on equity, arising from investments in accordance with note 19. Dividends are recognized in the financial statements when they are actually distributed or when their distribution is approved by the shareholders, whichever comes first.

Taxation

Income tax and social contribution expenses for the year comprise current and deferred taxes. Income taxes are recognized in the income statement, except to the extent that they are related to items recognized directly in equity or in comprehensive income. In this case, the tax is also recognized in equity or in comprehensive income.

The current and deferred Income Tax and Social Contribution charges calculated based on the rates of 15%, plus a 10% Corporate Income Taxe surcharge on taxable income for income tax and 9% on taxable income for social contribution on net income, considering the offsetting of tax losses and negative basis of social contribution, limited to 30% of taxable income for the year.

Deferred income tax and social contribution are recognized using the liability method on temporary differences arising from differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, deferred income tax and social contribution are not accounted for if they result from the initial recognition of an asset or liability in an operation that is not a business combination, which, at the time of the transaction, does not affect the accounting result, nor taxable profit (tax loss).

Deferred income tax and social contribution assets are recognized only to the extent that it is probable that future taxable income will be available and against which temporary differences can be used.

Deferred income taxes are recognition of temporary differences arising from investments in subsidiaries, except when the timing of the reversal of temporary differences is controlled by the Company, and as long as it is probable that the temporary difference will not be reversed in the foreseeable future.

Deferred income tax assets and liabilities are shown net in the balance sheet, when there is a legal right and the intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries, in general, are presented separately, and not by net.

Reservation rights and obligations

The reimbursement rights and obligations are measured at amortized cost, and the interest and monetary variations on the amounts recognized as reimbursement rights and obligations are recorded in the financial result item, appropriated in accordance with the competition. The expected loss for doubtful loans is recognized when the overdue credit is deemed difficult to receive, provided that all legal remedies that the Company can use have been exhausted.

Nuclear fuel stock	Composed of the uranium concentrate in stock, the corresponding services and the nuclear fuel elements used in the thermonuclear plants Angra I and Angra II, which are recorded at acquisition cost.
Contractual transmission assets

According to the concession contracts, the Company is responsible for transporting the energy from the generation centers to the distribution points. To fulfill this responsibility, the transmission have two distinct performance obligations: (i) to build and (ii) to maintain and operate the transmission infrastructure.

By fulfilling these two performance obligations, the energy transmission company keeps its transmission infrastructure available to users and in return receives a remuneration called RAP, for the entire duration of the concession contract. These receipts amortize the investments made in this transmission infrastructure. Any unamortized investments generate the right to indemnity from the Concession Grantor (when provided for in the concession contract), which receives the entire transmission infrastructure at the end of the concession contract.

The right to compensation for goods and services conditional on compliance with performance obligations and not just the passage of time. As a result, the consideration is now classified as a contract asset, and, as performance is fulfilled, they are subsequently reclassified to accounts receivable from customers.

The Company's transmission concessions are classified as contractual assets, including the assets associated with RBSE were revised as contractual assets in these financial statements.

The main assumptions for measuring the transmission contractual assets are summarized below:

•	RAP revenue stipulated in the concession contract (Bid auction or concession renewal);
•	Forecasted investment curve attached to the concession contract and depreciation rate considered in the concession contract;
•

Implicit rate of return of the contract obtained after pricing the margins by the expected RAP flow at the time of renewal or contractual conclusion in comparison with the expected or realized investment flow;

•

Margin identification. The margins identified reflect the strategy defined by the Company for each concession, and vary according to various business factors, at the time of each contract, impact on the formation of the contract asset. However, regardless of margins, costs are earned directly in the income;

•	Variable portion as a risk criterion using history.

Provision for indemnification of any residual balance after the end of the concession's contractual term.

Investments

The consolidated financial statements cover information from Eletrobras and its subsidiaries, jointly controlled operations and consolidated structured entities. Control is obtained when Eletrobras has: i) power over the investee; ii) exposure to, or rights to, variable returns arising from its involvement with the investee; and iii) the ability to use its power over the investee to affect the value of its returns.

a)Subsidiaries

The subsidiary and controlled companies are consolidated from the date on which control is obtained until the date on which this control ceases to exist, using accounting policys consistent with those adopted by the company.  Transactions and balances between group entities, including unrealized profit from these transactions, are eliminated in the consolidation process.

b)Investments in associates

Associates are all entities over which the Company has significant influence, and which is not a subsidiary or jointly controlled company.

c)Joint control

A joint business is one in which two or more parties have joint control established by contract, and can be classified as a joint operation or a jointly controlled venture, depending on the rights and obligations of the parties.

d)Special Purpose Companies

Over the past few years, Eletrobras Companies have entered into investments in partnerships with the private sector, where the Company is a non-controlling shareholder. The purpose of these projects is to operate in the areas of generation and transmission of electric energy, whose amounts are classified in the caption Investments.

e)Dividend income

Dividend income from investments is recognized when the shareholder's right to receive such dividends is established and provided that it is probable that future economic benefits will flow to the Company and the amount of the income can be reliably measured.

Fixed Assets

Property, plant and equipment is measured at historical cost less accumulated depreciation. The historical cost includes the expenses directly attributed to the acquisition of the assets, and also includes, in the case of qualifying assets, the costs of capitalized loans in accordance with the Company's accounting policy. Such fixed assets are classified in the appropriate categories of fixed assets when completed and ready for the intended use.

Property, plant and equipment items refer substantially to the infrastructure for generating electricity from non-extended concessions and corporate assets.

The depreciation of these assets begins when they are ready for use and in operation.  Depreciation is recognized, measured based on the estimated useful life of each asset using the straight-line method, so that the cost less its residual value after its useful life is fully written off. The Company considers that the estimated useful life of each asset is similar to the depreciation rates determined by ANEEL, which are considered by the market to be acceptable for adequately expressing the useful life of the assets.

Right-of-use assets are depreciated over their expected useful lives in the same way as own assets or for a shorter period, if applicable, according to the terms of the lease agreement in question.

Intangible assets

Intangible assets with defined useful lives acquired separately are recorded at cost, less amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the assets. The estimated useful life and the amortization method are reviewed at the end of each year and the effect of any changes in estimates is accounted for prospectively. Intangible assets with indefinite useful lives acquired separately are recorded at cost, less accumulated impairment losses.

Recoverable value of long term assets

The Company periodically assesses whether there is any indication that its non-financial assets(Cash-Generating Units - CGUs) have suffered any loss due to impairment. If there is such an indication, the recoverable amount of the asset is estimated for the purpose of measuring the amount of that loss.

In assessing the value in use, estimated future cash flows are discounted to present value at a rate that reflects a current assessment of the market and / or opportunity cost of the Company, the currency value over time and the specific risks of the asset for which the estimate of future cash flows was made.

Suppliers

Obligations related to charges for use of the electricity grid, supply of electricity, purchases of electricity for resale and purchases of goods, goods (material, conventional fuel, etc.) and services are recognized. Electricity purchases are also recognized within the scope of the Electric Energy Trading Chamber - CCEE. The caption of suppliers is measured at amortized cost, liabilities are written off upon settlement of the security and monetary variations are recognized in the financial result.

Loans, financing and debentures

Loans, financing and debentures are initially recognized at fair value minus transaction costs directly attributable, and subsequently measured at amortized cost using the effective interest method. When the contractual terms are modified and such modification is not substantial, the accounting balances will reflect the present value of the cash flows under the new terms, using the original effective interest rate. The difference between the book balance of the remeasured instrument at the time of a non-substantial change in its terms and immediately prior to such change is recognized as a gain or loss in the income for the year. When such a change is substantial, the original financing is extinguished and a new financial liability is recognized, with an impact on the income for the year.

A Financial collateralized contract requires the issuer to make specified payments in order to reimburse the holder for losses that it incurs due to the fact that the specified debtor fails to make payment on due date, in accordance with the initial or changed instrument conditions. These estimates are defined based on the experience and judgment of the Company's management. The fees received are recognized based on the straight-line method over the life of the guarantee. In order to deal with a possible execution of a guarantee, Eletrobras provisions 1% of the guaranteed debt balance for controlled and non-controlled investees. Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses (Note 38).

Rentals

The Company recognizes lease liabilities measured at present value of lease payments without reflecting projected future inflation. Payments are discounted at the company's incremental rate on loans, as interest rates implicit in lease agreements with third parties cannot normally be readily determined.

Remeasurements reflect changes arising from contractual rates or indexes, as well as in lease terms due to new expectations of lease extensions or terminations (with corresponding adjustment in the related use right). Remeasurements are recognized in the lease liability as an adjustment to the right-of-use asset.

Interest and other financial expenses are recognized in the income statement during the lease period, in order to produce a constant periodic rate of interest on the remaining balance of the liability for each period, while payments reduce their carrying amount. The use right acquired through a finance lease is classified as Non-Current Assets and is depreciated over the lease term.

Compulsory loan

The company records the obligation in current and non-current liabilities and are remunerated at the rate of 6% per year until the date of conversion into shares, plus monetary restatement based on the Special Extended Consumer Price Index (IPCA-E), in accordance with Decree-Law No. 1.512 / 76. In the case of the provision for the implementation of shares, the amount is adjusted by the share price.

Sectoral charges	Sectorial charges are recognized as payable obligations, derived from charges established by law and are recorded under current and noncurrent liabilities, according to the competence.
Payable contracts

Present obligations resulting from onerous contracts are recognized and measured as provisions. An onerous contract exists when the unavoidable costs of meeting its obligations exceed the economic benefits that are expected to be received over time.

Benefits to employees

Retirement obligations

The company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The company has defined benefit plans, as well as defined and variable contributions. In defined contribution plans, the company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan. A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age , time of service and remuneration. In this type of plan, the company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan. .

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

With respect to defined contribution plans, the company pays contributions on a mandatory, contractual or voluntary basis. The company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

Other post-employment obligations

Some of the company's companies offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Termination Benefits

Termination benefits are payable when the employment relationship is terminated by Eletrobras Companies before the normal retirement date, or whenever an employee accepts voluntary dismissal in exchange for these benefits. Eletrobras Companies recognize termination benefits on the first of the following dates: (i) when Eletrobras Companies are no longer able to withdraw the offer of these benefits; and (ii) when the entity recognizes restructuring costs that are within the scope of IAS 37 and involve the payment of termination benefits. In the case of an offer made to encourage voluntary dismissal, termination benefits are measured based on the number of employees who are expected to accept the offer. Benefits that expire after 12 months from the balance sheet date are discounted to present value.

Provision for contingent liabilities

Provisions are recognized for present obligations arising from past events, settlement of which is probable and the amounts can be reliably estimated. The amount recognized as a provision is the best estimate of the consideration required to settle the obligation at the end of each reporting period, considering the risks and uncertainties related to the obligation. Where the provision is measured based on the cash flows estimated to settle the obligation, its carrying amount corresponds to the present value of these cash flows (where the effect of the time value of money is relevant).

The provisions for judicial contingencies are recognized for present obligations (legal or non-formalized) resulting from past events, where the amounts can be reliably estimated and settlement is probable. In this case, such contingency would cause a probable outflow of resources for the settlement of the obligations and the amounts involved would be measurable with sufficient certainty, taking into account the opinion of the legal advisors, the nature of the lawsuits, similarity with previous cases, complexity and the position of courts (case law).

No liability for an estimated loss is accrued in the consolidated financial statements for unfavorable outcomes when, after assessing information available, (i) management concludes that is not probable that a loss has been incurred in any of the pending litigation; or (ii) management is unable to estimate the loss or range of loss for any of the pending matters.

No liability for an estimated loss is accrued in the consolidated financial statements for unfavorable outcomes when, after assessing information available, (i) management concludes that is not probable that a loss has been incurred in any of the pending litigation; or (ii) management is unable to estimate the loss or range of loss for any of the pending matters.

Obligation and demobilize assets

Decommissioning of nuclear power plants can be understood as a set of measures taken to safely remove a nuclear facility from service, reducing residual radioactivity to levels that allow the site to be released for restricted or unrestricted use.

It is a fundamental premise for the formation of this liability for decommissioning that the estimated value for its realization should be updated throughout the economic useful life of the plants, considering the technological advances, in order to allocate to the respective period of competence of the operation, the costs to be incurred with the technical-operational deactivation of the plants.

As provided for in IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, a provision is made over the useful economic life of thermonuclear plants. The purpose of this provision is to allocate to the respective operation period the costs to be incurred with its technical-operational deactivation, at the end of its useful life, estimated at forty years.

Under the terms of Technical Pronouncement 27, from the Accounting Pronouncements Committee, the Company recorded in Fixed Assets, in contra account to Non-Current Liabilities, the amounts of the approved estimates.

The total estimated cost is discounted to present value based on a rate that represents the Company's cost of capital and recorded under Property, plant and equipment, as a contra entry to the asset retirement obligation.

Llong-term operating commitment

The Company discloses, in accordance with the requirements of accounting standards IAS 16 - Property, Plant and Equipment and IFRS 12 - Disclosure of Interests in Other Entities, the commitments to acquire property, plant and equipment and the commitments related to its joint ventures separately from the amount of other commitments. In addition, the company discloses its commitments for the purchase and sale of energy, socio-environmental commitments, and purchases with fuel suppliers.

Shareholders' equity

It represents the common shares and the paid-in preferred shares and is classified in shareholders' equity.

Other comprehensive income

Other comprehensive income comprises income and expense items that are not recognized in the income statement. Os componentes dos outros resultados abrangentes incluem:

a) Actuarial gains and losses in pension plans with defined benefit;

b) Gains and losses arising from the translation of financial statements of foreign operations;

c) Equity valuation adjustment related to gains and losses on remeasurement of financial assets designated at fair value through other comprehensive income;

d) Equity valuation adjustment related to the effective portion of gains or losses of hedge instruments in cash flow hedge ; and

e) Impact of deferred income tax and social contribution on items recorded in other comprehensive income.

Government Grants

Government grants are not recognized until there is reasonable assurance that the Company will meet the related conditions and that the grants will be received.  Government grants are systematically recognized in the income statement during the years in which the Company recognizes as expenses the corresponding costs that the grants intend to offset. Government grants receivable as compensation for expenses already incurred, with the purpose of providing immediate financial support to the Company, without corresponding future costs, are recognized in the income for the year in which they are received and allocated to the earning reserve and are not intended for the distribution of dividends.

Result per share

The company calculates the value of the basic result per share for the earning or loss attributable to the holders of common shares (or common equity) of the company and, if presented, the earning or loss resulting from continued operations attributable to these holders of common shares.

To calculate the diluted earnings per share, the Company must assume the exercise of options, warrants and other potential dilutive effects, the only dilutive effect found was related to the conversion of the compulsory loan. The presumed values arising from these instruments should be considered as having been received from the issue of shares at the average market price of the shares during the year.

Operating revenue

olicy

Revenue recognition

The Company records revenue based on IFRS 15.

The standard establishes a five-step model, namely, (1) identification of the contract, (2) identification of performance obligations, (3) determination of the transaction price, (4) allocation of the transaction price and (5) recognition revenue, to determine when to recognize the revenue, and for what amount. The model specifies that revenue should be recognized when (or compliant) an entity transfers control of goods or services to customers, at the amount the entity expects to be entitled to receive. Depending on whether certain criteria are met, revenue is recognized:

•	Over time, in a way that reflects the entity's performance in the best possible way; or
•	At a given time, when control of the good or service is transferred to the customer.

Transmission concession contracts were considered to be contractual assets and recorded in accordance with IFRS 15 taking into consideration the performance obligation related to the construction, operation and maintance of the the transmission lines.

a) Revenue related to electricity transmission assets

The Company assessed that there are two performance obligations in the electricity transmission concession contracts, namely the construction of the necessary infrastructure for the transmission lines and the operation and maintenance of availability.

According to IFRS 15, any consideration whose performance obligation has been executed and transferred to the client, but is not yet due, must be recognized as a contract asset.

b) Revenue from the Incentive Program for Alternative Sources of Electricity - PROINFA

In the relationship established between Eletrobras and the PROINFA agents / suppliers, the Company concludes that suppliers have control over the energy they generate or have the capacity to generate and directly transfer energy control to consumers, without significant interference from Eletrobras. Therefore, in this case, Eletrobras is unable to determine or interrupt the energy supply, unless the supplier does not meet the accreditation conditions established by the regulation that created PROINFA. In this sense, based on the requirements contained in IFRS 15, the Company concluded that it acts as an agent, as it does not get to control the goods or services that are subsequently sold to the consumer, as shown above, thus having a change in the Eletrobras's role. Considering the conceptual changes in the “risks and benefits” model of the IAS 18 standard, mainly the disregard of credit risk and the less emphasis on Eletrobras's responsibility for accepting the source of energy generated and training the supplier accredited by it, as of January 1, 2018, the revenues, costs and financial revenues from these operations are being presented net in the same line in the income statement.

c) Sale of energy and services

c.1) Generation

Revenue from the sale of energy is recognized when it is probable that the economic benefits associated with the transactions will flow to the Company; the amount of revenue can be measured reliably; the risks and benefits related to the sale were transferred to the buyer; the costs incurred or to be incurred related to the transaction can be reliably measured; and the Company no longer has control and responsibility over the energy sold. Revenue is recorded at the moment that the energy is supplied.

For generation concessions extended under Law 12.783 / 2013, there was a change in the price to tariff regime, with periodic tariff revision along the same lines that have been applied to transmission activity until then. The tariff is calculated based on the operation and maintenance costs, plus an additional 10% revenue fee, and the revenue to cover operating and maintenance expenses is accounted for based on the cost incurred.

c.2) Transmission

According to the concession contract, an energy transmitter is responsible for transporting electricity to distribution points. To fulfill this responsibility, the transmission has two distinct performance obligations: (i) build and (ii) maintain and operate the infrastructure.

By fulfilling these two performance obligations, the energy transmission company keeps its transmission infrastructure available to users and in return receives a remuneration called RAP, for the entire duration of the concession contract. These receipts amortize the investments made in this transmission infrastructure. Any unamortized investments generate the right to indemnity from the Concession Grantor (when provided for in the concession contract), which receives the entire transmission infrastructure at the end of the concession contract.

Financial result

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing on the date of the transactions. Exchange gains and losses resulting from the conversion at the exchange rate at the end of the period are recognized in the income statement as a financial expense or income.

Interest on lease liabilities is also recorded, the effects of charges on debt securities on loans, financing and debentures, and gains and losses referring to financial investments. More information on the accounting policys of the abovementioned transactions can be found in the respective explanatory notes.

Financial instruments and risk management

Recognition and measurement

Financial assets and liabilities are recognized when a company of the Company is part of the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and, subsequently, measured at amortized cost or at fair value, according to the rules of IFRS 9.

Transaction costs directly attributable to the acquisition or issue of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in the income statement.

Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the term established by market standard or policy.

All recognized financial assets are initially recognized at fair value and, subsequently, measured in full at amortized cost or fair value, depending on the classification of financial assets.

1) A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value to Result (FVTPL):

a)is maintained within a business model whose objective is to maintain financial assets in order to receive contractual cash flows; and

b) its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding;

2) A debt instrument is measured at Fair Value to Other Comprehensive Income (FVTOCI) if it meets both of the following conditions and is not designated as measured at FVTPL:

a)it is maintained within a business model whose objective is achieved both by receiving contractual cash flows and by selling financial assets; and

b) its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding;

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in Other Comprehensive Income (OCI). That choice is made investment by investment.

3) Financial assets not classified as measured at amortized cost or at FVTOCI, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVTOCI as well as FVTPL if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

"	Business model assessment

The Company carries out an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

"	Valuation on contractual cash flows

For the purposes of assessing whether the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset upon initial recognition. Interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or the value of contractual cash flows so that it would not meet this condition.

Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and to allocate its interest expense over the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, when appropriate, for a shorter period, for the initial recognition of the net book value.

The Company writes off financial liabilities only when the Company's obligations are extinguished and canceled or when they expire.

Financial guarantee contracts

Financial guarantee contract consists of a contract that requires the issuer to make specified payments in order to reimburse the holder for loss that it incurs due to the fact that the specified debtor fails to make the payment on the scheduled date, in accordance with the initial or changed conditions of instrument of debt.

These estimates are defined based on the experience and judgment of the Company's management. The fees received are recognized based on the straight-line method over the life of the guarantee (Note 24.3). Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses (Note 38).

Derivative financial instruments

The Company has derivative financial instruments to manage its exposure to interest rate and exchange rate risks, including interest rate swaps contracts.

Derivatives are initially recognized at fair value, on the contracting date, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in income immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in the result depends on the nature of the hedge relationship.

Hedge accounting

The Company has a hedge accounting policy and the derivative financial instruments designated in hedge operations are initially recognized at fair value, on the date on which the derivative contract is contracted, being subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive, and as financial liabilities when the fair value is negative.

Information by business segment

Operating segments of a Company are defined as components that:

a) carry out activities from which they can earn income and incur expenses;

b) whose operating results are regularly reviewed by Management to make decisions about the resources to be allocated to the segments and to evaluate their performance; and

c) for which financial information is available.

When calculating segmented results, transactions with third parties, including jointly controlled and associated companies, and transfers between segments are considered. Transactions between operating segments are determined by prices and conditions defined between the parties, which take into account the terms applied to transactions with unrelated parties, and these transactions are eliminated, outside the operating segments, for the purpose of reconciling the segmented information with the company's consolidated financial statements.

Related party transactions

The total compensation of the Company's officers and employees is based on the guidelines established by the Secretariat for Coordination and Governance of State-Owned Companies - SEST, of the Ministry of Economy, and by the Ministry of Mines and Energy, in which the highest remuneration is disclosed, the lowest remuneration and the average remuneration for each of these categories.

Assets maintained for sale

Non-current assets and groups of assets are classified as held for sale if their book value is recovered mainly through a sale transaction and not through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to the usual terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be completed within one year from the date of classification.

Non-current assets (or the group of assets) classified as intended for sale are measured at the lower of the book value previously recorded and the expected sale value.

Discontinued operations

A discontinued operation is a component of a business of the Company that will be discontinued and that comprises operations and cash flows that can be clearly distinguished from the rest of the Company's operations and that:

•	represents an important separate business line or geographical area of operations;
•	it is part of a coordinated individual plan for the sale of an important separate line of business or geographical area of operations; or
•	is a subsidiary acquired exclusively for the purpose of resale.

Classification as a discontinued operation occurs upon disposal, or when the operation meets the criteria to be classified as held for sale, if this occurs beforehand.